Interim Condensed Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Revenues:
Proprietary software products and related services	$ 91,558	$ 90,358	$ 272,400	$ 250,704	$ 341,350
Software services	270,872	258,271	826,888	737,896	1,013,789
Total revenues	362,430	348,629	1,099,288	988,600	1,355,139
Cost of revenues:
Proprietary software products and related services	51,903	52,716	154,644	149,075	201,302
Software services	230,337	218,718	700,212	623,513	857,014
Total cost of revenues	282,240	271,434	854,856	772,588	1,058,316
Gross profit	80,190	77,195	244,432	216,012	296,823
Research and development expenses, net	9,891	10,076	31,339	29,459	39,853
Selling, marketing, general and administrative expenses	43,739	45,209	135,954	133,529	184,424
Other income					308
Operating income	26,560	21,910	77,139	53,024	72,854
Financial expenses	(4,409)	(3,593)	(9,106)	(17,279)	(21,773)
Financial income	304	(12)	1,740	239	606
Group's share of profits (losses) of companies accounted for at equity, net	(3)	107	(66)	517	1,124
Income before taxes on income	22,452	18,412	69,707	36,501	52,811
Taxes on income	4,297	5,504	16,020	11,834	13,371
Net income	18,155	12,908	53,687	24,667	39,440
Attributable to:
Equity holders of the Company	6,780	4,955	21,630	5,754	10,352
Redeemable non-controlling interests	1,591	928	4,702	2,104	3,671
Non-controlling interests	9,784	7,025	27,355	16,809	25,417
Net income	$ 18,155	$ 12,908	$ 53,687	$ 24,667	$ 39,440
Net earnings per share attributable to Formula Systems Shareholders
Basic earnings per share	$ 0.46	$ 0.34	$ 1.47	$ 0.4	$ 0.72
Diluted earnings per share	$ 0.45	$ 0.33	$ 1.44	$ 0.38	$ 0.68